UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($)	Class A Previously Reported Ordinary Shares	Class A Ordinary Shares	Class B Previously Reported Ordinary Shares	Class B Ordinary Shares	Subscription receivable	Additional paid-in capital	Retained earnings (Accumulated deficits)	Accumulated other comprehensive income (loss)	Statutory reserve	Total shareholders’ Equity	Non- controlling interests	Total
BALANCE at Oct. 31, 2022		$ 1,000		$ 500	$ (1,500)	$ 1,210,094	$ (9,330)	$ (178,658)				$ 1,022,106
BALANCE (in Shares) at Oct. 31, 2022	10,000,000		5,000,000
Net income (loss)							1,859,613					1,859,613
Statutory reserve							(188,144)		$ 188,144
Foreign currency translation adjustments								(67,065)				(67,065)
BALANCE at Oct. 31, 2023		1,000		500	(1,500)	1,210,094	1,662,139	(245,723)	188,144			2,814,654
BALANCE (in Shares) at Oct. 31, 2023	10,000,000		5,000,000
Net income (loss)							2,103,357					2,103,357
Statutory reserve							(214,477)		214,477
Foreign currency translation adjustments								99,298				99,298
BALANCE at Oct. 31, 2024		$ 1,000		$ 500	(1,500)	1,210,094	3,551,019	(146,425)	402,621			5,017,309
BALANCE (in Shares) at Oct. 31, 2024	10,000,000	400,000	5,000,000	200,000
Issuance of ordinary shares upon Initial Public Offering (“IPO”)		$ 125				3,035,160						3,035,285
Issuance of ordinary shares upon Initial Public Offering (“IPO”) (in Shares)		50,000
Net income (loss)							(479,165)					(479,165)
Statutory reserve							(17,610)		17,610
Foreign currency translation adjustments								(131,684)				(131,684)
BALANCE at Apr. 30, 2025		$ 1,125		$ 500	(1,500)	4,245,254	3,054,244	(278,109)	420,231			7,441,745
BALANCE (in Shares) at Apr. 30, 2025		450,000		200,000
BALANCE at Oct. 31, 2024		$ 1,000		$ 500	(1,500)	1,210,094	3,551,019	(146,425)	402,621			5,017,309
BALANCE (in Shares) at Oct. 31, 2024	10,000,000	400,000	5,000,000	200,000
Issuance of ordinary shares upon Initial Public Offering (“IPO”)		$ 125				3,012,788						3,012,913
Issuance of ordinary shares upon Initial Public Offering (“IPO”) (in Shares)	1,250,000
Net income (loss)							(322,202)					(322,202)
Statutory reserve							(110,111)		110,111
Foreign currency translation adjustments								19,651				19,651
BALANCE at Oct. 31, 2025		$ 1,125		$ 500	(1,500)	4,222,882	3,118,706	(126,774)	512,732	$ 7,727,671		7,727,671
BALANCE (in Shares) at Oct. 31, 2025	11,250,000	450,000	5,000,000	200,000
Issuance of ordinary shares upon Initial Public Offering (“IPO”)		$ 1,334				7,036,103				7,037,437		7,037,437
Issuance of ordinary shares upon Initial Public Offering (“IPO”) (in Shares)		533,334
Ordinary shares issued upon cashless exercise of the warrants		$ 1,579				(1,579)
Ordinary shares issued upon cashless exercise of the warrants (in Shares)		631,794
Net income (loss)							(1,071,916)			(1,071,916)	$ (2,177)	(1,074,093)
Statutory reserve							(153,500)		153,500
Foreign currency translation adjustments								255,304		255,304	(40)	255,264
BALANCE at Apr. 30, 2026		$ 4,038		$ 500	$ (1,500)	$ 11,257,406	$ 1,893,290	$ 128,530	$ 666,232	$ 13,948,496	$ (2,217)	$ 13,946,279
BALANCE (in Shares) at Apr. 30, 2026		1,615,128		200,000